Shareholder Report, Holdings (Details) - Capital Group U.S. Equity Fund	Oct. 31, 2024
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.14%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.95%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.87%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.17%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.97%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.86%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%